Note 25 (Tables)	12 Months Ended
Dec. 31, 2023
Post Employment And Other Employee Benefit Commitments [Abstract]
Net defined benefit liability asset on the consolidated balance sheet [Table Text Block]
The breakdown of the net defined benefit liability recorded on the balance sheet as of December 31, 2023, 2022 and 2021 is provided below:

Net defined benefit liability (asset) on the consolidated balance sheet (Millions of Euros)
	Notes	2023	2022	2021
Pension commitments		3,849	3,661	4,218
Early retirement commitments		412	606	952
Medical benefits commitments		1,728	1,448	1,377
Other long term employee benefits		435	466	632
Total commitments		6,424	6,181	7,180
Pension plan assets		1,675	1,608	1,494
Medical benefit plan assets		1,744	1,476	1,494
Total plan assets ⁽¹⁾		3,419	3,084	2,988

Total net liability / asset		3,006	3,097	4,193
Of which: Net asset on the consolidated balance sheet (2)		—	(1)	(15)
Of which: Net liability on the consolidated balance sheet for provisions for pensions and similar obligations (3)	24	2,571	2,632	3,576
Of which: Net liability on the consolidated balance sheet for other long term employee benefits	24	435	466	632
(1) In Turkey, the foundation responsible for managing the benefit commitments holds an additional asset of €153 million as of December 31, 2023 which, in accordance with IFRS regarding the asset ceiling, has not been recognized in the Consolidated Financial Statements, because although it could be used to reduce future pension contributions it could not be immediately refunded to the employer.
(2) Recorded under the heading “Other Assets - Other” of the consolidated balance sheet (see Note 20).
(3) Recorded under the heading “Provisions - Provisions for pensions and similar obligations” of the consolidated balance sheet.

Consolidated Income Statement Impact [Table Text Block]
The impact relating to benefit commitments charged to consolidated income statement for the years 2023, 2022 and 2021 is as follows:

Consolidated income statement impact (Millions of Euros)
	Notes	2023	2022 ⁽¹⁾	2021
Interest and other expense		133	75	37
Interest expense		444	342	257
Interest income		(311)	(267)	(220)
Personnel expense		188	130	120
Defined contribution plan expense	44.1	139	87	71
Defined benefit plan expense	44.1	49	42	49
Provisions or (reversal) of provisions	46	31	(89)	61
Early retirement expense		—	—	100
Past service cost expense		36	34	(28)
Remeasurements ⁽²⁾		(7)	(126)	(16)
Other provision expense		2	3	6
Total impact on consolidated income statement: expense (income)		352	116	218
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
(2) Actuarial losses (gains) on remeasurement of the net defined benefit liability relating to early retirements in Spain and other long-term employee benefits that are charged to the income statements (see Note 2.2.12).

Equity impact [Table Text Block]
The amounts relating to post-employment benefits charged to the consolidated balance sheet correspond to the actuarial gains (losses) on remeasurement of the net defined benefit liability relating to pension and medical commitments before income taxes as of December 31, 2023, 2022 and 2021 are as follows:

Equity impact (Millions of Euros)
	2023	2022	2021
Defined benefit plans	302	(363)	52
Post-employment medical benefits	12	(71)	(257)
Total impact on equity: debit (credit)	314	(433)	(206)

Defined benefits [Table Text Block]
Defined benefit commitments relate mainly to employees who have already retired or taken early retirement, certain closed groups of active employees still accruing defined benefit pensions, and in-service death and disability benefits provided to most active employees. For the latter, the Group pays the required premiums to fully insure the related liability. The change in these pension commitments during the years ended December 31, 2023, 2022 and 2021 is presented below:

Defined benefits (Millions of Euros)
	2023			2022			2021
	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)
Balance at the beginning	5,715	3,084	2,631	6,547	2,988	3,560	7,348	3,092	4,256
Current service cost	52	—	52	45	—	45	53	—	53
Interest income/expense	425	311	114	333	267	65	253	220	33
Contributions by plan participants	10	10	—	10	10	—	5	5	—
Employer contributions	—	106	(106)	—	67	(67)	—	4	(4)
Past service costs (1)	36	—	36	34	—	34	75	—	75
Remeasurements:	375	68	307	(741)	(240)	(501)	(406)	(184)	(223)
Return on plan assets (2)	—	68	(68)	—	(240)	240	—	(184)	184
From changes in demographic assumptions	(86)	—	(86)	(29)	—	(29)	(121)	—	(121)
From changes in financial assumptions	248	—	248	(812)	—	(812)	(259)	—	(259)
Other actuarial gains and losses	212	—	212	100	—	100	(27)	—	(27)
Benefit payments	(655)	(232)	(424)	(676)	(184)	(492)	(765)	(158)	(608)
Settlement payments	(76)	(75)	(1)	(4)	(4)	—	(1)	(1)	—
Business combinations and disposals	(1)	—	(1)	—	—	—	(2)	1	(3)
Effect on changes in foreign exchange rates	124	153	(29)	161	180	(20)	(24)	8	(32)
Conversions to defined contributions	—	—	—	—	—	—	—	—	—
Other effects	(15)	(7)	(8)	7	—	7	13	—	13
Balance at the end	5,989	3,419	2,571	5,715	3,084	2,631	6,547	2,988	3,560
Of which: Spain	2,310	129	2,181	2,546	147	2,399	3,670	206	3,464
Of which: Mexico	2,988	2,702	286	2,426	2,329	97	2,150	2,149	1
Of which: The United States	—	—	—	—	—	—	—	—	—
Of which: Turkey	435	363	72	418	315	103	272	209	63
(1) Including gains and losses arising from settlements.
(2) Excluding interest, which is recorded under "Interest income or expense".

Actuarial assumptions percentage [Table Text Block]
The following table sets out the key actuarial assumptions used in the valuation of these commitments as of December 31, 2023, 2022 and 2021:

Actuarial assumptions (%)
	2023			2022			2021
	Spain	Mexico	Turkey	Spain	Mexico	Turkey	Spain	Mexico	Turkey
Discount rate	3.43%	10.44%	25.60%	3.91%	10.68%	17.79%	0.74%	9.68%	19.10%
Rate of salary increase	—	4.50%	23.44%	—	4.50%	15.86%	—	4.00%	16.60%
Rate of pension increase	—	4.14%	21.94%	—	4.41%	14.36%	—	2.95%	15.10%
Medical cost trend rate	—	8.04%	26.14%	—	8.04%	18.56%	—	7.00%	19.30%
Mortality tables	PER 2020	EMSSA09	TUIK 2019	PER 2020	EMSSA09	TUIK 2019	PER 2020	EMSSA09	CSO2001

Sensitivity analysis [Table Text Block]
Changes in the main actuarial assumptions may affect the valuation of the commitments. The table below shows the sensitivity of the benefit obligations to changes in the key assumptions:

Sensitivity analysis (Millions of Euros)
	Basis points change	2023		2022		2021
		Increase	Decrease	Increase	Decrease	Increase	Decrease
Discount rate	50	(265)	291	(321)	350	(282)	307
Rate of salary increase	50	4	(4)	1	(1)	2	(2)
Rate of pension increase	50	34	(32)	32	(39)	28	(26)
Medical cost trend rate	50	141	(126)	119	(106)	109	(98)
Change in obligation from each additional year of longevity		134	—	113	—	170	—

Post employment commitments [Table Text Block]
The change in the benefit plan obligations and plan assets during the year ended December 31, 2023 was as follows:

Post-employment commitments 2023 (Millions of Euros)
	Spain	Mexico	Turkey	Rest of the world
Defined benefit obligation
Balance at the beginning	2,546	985	418	318
Current service cost	3	9	17	3
Interest income or expense	90	108	50	11
Contributions by plan participants	—	—	9	2
Employer contributions	—	—	—	—
Past service costs (1)	—	—	33	3
Remeasurements:	67	156	161	(4)
Return on plan assets (2)	—	—	—	—
From changes in demographic assumptions	—	—	(14)	(2)
From changes in financial assumptions	78	114	10	(10)
Other actuarial gains and losses	(11)	42	165	8
Benefit payments	(402)	(102)	(68)	(14)
Settlement payments	—	(1)	—	(75)
Business combinations and disposals	—	—	—	(1)
Effect on changes in foreign exchange rates	—	114	(162)	4
Conversions to defined contributions	—	—	—	—
Other effects	6	—	(21)	—
Balance at the end	2,310	1,269	435	247
Of which: Vested benefit obligation relating to current employees	64
Of which: Vested benefit obligation relating to retired employees	2,246

Plan Assets
Balance at the beginning	147	853	315	293
Current service cost	—	—	—	—
Interest income or expense	5	91	41	9
Contributions by plan participants	—	—	9	2
Employer contributions	—	37	23	29
Past service costs (1)	—	—	—	—
Remeasurements:	—	(19)	129	(25)
Return on plan assets (2)	—	(19)	129	(25)
From changes in demographic assumptions	—	—	—	—
From changes in financial assumptions	—	—	—	—
Other actuarial gains and losses	—	—	—	—
Benefit payments	(23)	(102)	(25)	(12)
Settlement payments	—	(1)	—	(74)
Business combinations and disposals	—	—	—	—
Effect on changes in foreign exchange rates	—	99	(122)	3
Conversions to defined contributions	—	—	—	—
Other effects	—	—	(7)	—
Balance at the end	129	958	363	224

Net liability (asset)
Balance at the beginning	2,399	132	103	25
Current service cost	3	9	17	3
Interest income or expense	85	17	8	2
Contributions by plan participants	—	—	—	—
Employer contributions	—	(37)	(23)	(29)
Past service costs (1)	—	—	33	3
Remeasurements:	67	175	32	21
Return on plan assets (2)	—	19	(129)	25
From changes in demographic assumptions	—	—	(14)	(2)
From changes in financial assumptions	78	114	10	(10)
Other actuarial gains and losses	(11)	42	165	8
Benefit payments	(379)	—	(43)	(1)
Settlement payments	—	—	—	(1)
Business combinations and disposals	—	—	—	(1)
Effect on changes in foreign exchange rates	—	15	(40)	1
Conversions to defined contributions	—	—	—	—
Other effects	6	—	(14)	—
Balance at the end	2,181	311	72	23
(1) Including gains and losses arising from settlements.
(2) Excluding interest, which is recorded under "Interest income or expense".
The change in net liabilities (assets) during the years ended December 31, 2022 and 2021 was as follows:

Post-employment commitments (Millions of Euros)
	2022: Net liability (assets)				2021: Net liability (assets)
	Spain	Mexico	Turkey	Rest of the world	Spain	Mexico	Turkey	Rest of the world
Balance at the beginning	3,464	124	63	24	4,039	28	85	27
Current service cost	4	7	13	3	5	5	16	3
Interest income or expense	51	14	10	4	20	1	9	1
Contributions by plan participants	—	—	—	—	—	—	—	—
Employer contributions	—	(41)	(22)	(3)	11	(2)	(11)	(1)
Past service costs (1)	—	1	2	3	75	—	2	2
Remeasurements:	(643)	152	62	(1)	(98)	128	10	(5)
Return on plan assets (2)	34	45	(104)	121	8	49	(11)	19
From changes in demographic assumptions	—	—	(37)	8	—	(4)	—	(2)
From changes in financial assumptions	(643)	73	82	(132)	(61)	84	(18)	(7)
Other actuarial gains and losses	(34)	34	122	2	(45)	(2)	39	(15)
Benefit payments	(484)	—	(6)	(1)	(599)	(1)	(6)	(1)
Settlement payments	—	—	—	—	—	—	—	—
Business combinations and disposals	—	(139)	—	—	—	(40)	—	(2)
Effect on changes in foreign exchange rates	—	13	(18)	(3)	—	5	(43)	1
Conversions to defined contributions	—	—	—	—	—	—	—	—
Other effects	7	—	—	—	12	—	—	—
Balance at the end	2,399	132	103	25	3,464	124	63	24
(1) Includes gains and losses from settlements.
(2) Excludes interest which is reflected in the line item “Interest income and expense”.

Medical benefits commitments [Table Text Block]
The change in defined benefit obligations and plan assets during the years 2023, 2022 and 2021 was as follows:

Medical benefits commitments (Millions of Euros)
	2023			2022			2021
	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)
Balance at the beginning	1,448	1,476	(28)	1,377	1,494	(116)	1,562	1,484	77
Current service cost	20	—	20	19	—	19	24	—	24
Interest income or expense	167	165	2	144	157	(14)	131	129	2
Contributions by plan participants	—	—	—	—	—	—	—	—	—
Employer contributions	—	17	(17)	—	—	—	—	1	(1)
Past service costs (1)	—	—	—	28	—	28	(5)	—	(5)
Remeasurements:	(5)	(17)	12	(215)	(144)	(71)	(377)	(119)	(257)
Return on plan assets (2)	—	(17)	17	—	(144)	144	—	(119)	119
From changes in demographic assumptions	(70)	—	(70)	—	—	—	(115)	—	(115)
From changes in financial assumptions	56	—	56	(191)	—	(191)	(257)	—	(257)
Other actuarial gain and losses	8	—	8	(23)	—	(23)	(4)	—	(4)
Benefit payments	(70)	(70)	—	(60)	(60)	—	(49)	(48)	—
Settlement payments	—	—	—	—	—	—	—	—	—
Business combinations and disposals	—	—	—	—	(139)	139	—	(39)	39
Effect on changes in foreign exchange rates	168	173	(5)	155	167	(11)	90	86	4
Other effects	—	—	—	—	—	—	—	—	—
Balance at the end	1,728	1,744	(16)	1,448	1,476	(28)	1,377	1,494	(116)
(1) Including gains and losses arising from settlements.
(2) Excluding interest, which is recorded under "Interest income or expense".

Estimated benefit payments [Table Text Block]
As of December 31, 2023, the estimated benefit payments over the next ten years for all the entities in Spain, Mexico and Turkey are as follows:

Estimated benefit payments (Millions of Euros)
	2024	2025	2026	2027	2028	2029 - 2033
Commitments in Spain	477	325	279	242	210	697
Commitments in Mexico	206	216	226	236	246	1,409
Commitments in Turkey	17	16	19	22	27	272
Total	699	557	524	500	484	2,378

Plan assets breakdown [Table Text Block]
The table below shows the allocation of plan assets of the main companies of the BBVA Group as of December 31, 2023, 2022 and 2021:

Plan assets breakdown (Millions of Euros)
	2023	2022	2021
Cash and cash equivalents	86	169	24
Debt securities (government bonds)	2,818	2,270	2,394
Mutual funds	—	—	1
Asset-backed securities	—	—	—
Structured debt	—	—	—
Insurance contracts	21	183	148
Total	2,924	2,622	2,566
Of which: Bank account in BBVA	23	7	3
Of which: Debt securities issued by BBVA	—	—	—
Of which: Property occupied by BBVA	—	—	—

Investments in listed markets [Table Text Block]
The following table provides details of investments in listed securities (Level 1) as of December 31, 2023, 2022 and 2021:

Investments in listed markets (Millions of Euros)
	2023	2022	2021
Cash and cash equivalents	86	169	24
Debt securities (Government bonds)	2,818	2,270	2,394
Mutual funds	—	—	1
Total	2,904	2,439	2,418
Of which: Bank account in BBVA	23	7	3
Of which: Debt securities issued by BBVA	—	—	—
Of which: Property occupied by BBVA	—	—	—